Intangible Assets (Schedule of Finite Lived Assets) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Finite-lived assets:
Cost	$ 1,633,941	$ 3,241,845
Accumulated Amortization	(278,138)	(605,530)
Net Book Value	1,355,803	1,436,315
Impairment		(2,000,287)
Total	1,355,803	1,436,315
Customer List [Member]
Finite-lived assets:
Cost	881,000	881,000
Accumulated Amortization	(168,293)	(132,147)
Net Book Value	712,707	748,853
Impairment
Total	712,707	748,853
Vendor relationships [Member]
Finite-lived assets:
Cost	471,096	479,000
Accumulated Amortization	(95,797)	(71,847)
Net Book Value	375,299	407,153
Impairment
Total	375,299	407,153
Capitalized product development costs [Member]
Finite-lived assets:
Cost	281,845	281,845
Accumulated Amortization	(14,048)	(1,536)
Net Book Value	267,797	280,309
Impairment
Total	267,797	280,309
Noncompete Agreement [Member]
Finite-lived assets:
Cost		1,600,000
Accumulated Amortization		(400,000)
Net Book Value		1,200,000
Impairment		(1,200,000)
Total
Goodwill [Member]
Finite-lived assets:
Cost	834,220	1,634,507
Accumulated Amortization
Net Book Value	834,220	1,634,507
Impairment		(800,287)
Total	$ 834,220	$ 834,220